STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares, issuance cost	$ 213
Accumulated other comprehensive income (loss)
Accumulated unrealized gain (loss) on available-for-sale marketable securities		(301)	317
Accumulated unrealized gain (loss) on foreign currency cash flows hedges, net		(659)	223
Accumulated other comprehensive income (loss)		$ (960)	$ 540